OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2015
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES
NOTE 5:-	OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2015	2014

Prepaid expenses	$322	$258
Government authorities	47	61
Security deposits	65	65
Royalty-bearing grants	128	93
Amounts due from Patent License Agreement (Note 2k)	1,600	-
Other	30	6

	$2,192	$483